Right-of-Use Asset/Lease Liability - Schedule of Amounts Recognized in Profit or Loss (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Administrative expenses:
- depreciation of right-of-use asset	RM 124,572	$ 29,554	RM 124,572	RM 126,945
- expense relating to short-term leases	951,060		81,756	96,000
- expense relating to leases of low-value assets	4,190		6,360	6,095
Finance costs:
- interest expense on lease liability	RM 4,055	$ 962	RM 10,307	RM 4,235